Related parties (Tables)	9 Months Ended
Sep. 30, 2023
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2023	2022	2023	2022
Salaries and other short-term employee costs	2,381	2,177	8,599	6,383
Pension costs	17	47	248	251
Share-based compensation expense	1,823	8,011	8,535	20,460
Other compensation	32	7	103	25
Total	4,253	10,242	17,485	27,119